Property, plant & equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant & equipment	Property, plant & equipment
The following table summarizes the movements of property, plant & equipment in 2023:

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2023	35	2,091	955	3,694	6,775
Additions	2	98	474	129	703
Disposals and derecognitions(1)	—	(28)	(7)	(177)	(212)
Reclassifications for assets placed in service	—	109	(412)	303	—
Currency translation effects	1	24	13	40	78
December 31, 2023	38	2,294	1,023	3,989	7,344

Accumulated depreciation
January 1, 2023	—	(870)	(2)	(1,878)	(2,750)
Depreciation charge	—	(100)	—	(285)	(385)
Disposals and derecognitions(1)	—	28	—	158	186
Currency translation effects	—	(10)	—	(16)	(26)
December 31, 2023	—	(952)	(2)	(2,021)	(2,975)
Net book value at December 31, 2023	38	1,342	1,021	1,968	4,369
(1)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
As of December 31, 2023, commitments for purchases of property, plant & equipment were $283 million.
The following table summarizes the movements of property, plant & equipment in 2022:

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2022	36	1,987	790	3,547	6,360
Additions	—	10	554	123	687
Impact of business combination	—	10	2	15	27
Disposals and derecognitions(1)	—	(13)	(3)	(172)	(188)
Reclassifications for assets placed in service	—	127	(389)	262	—
Currency translation effects	(1)	(30)	1	(81)	(111)
December 31, 2022	35	2,091	955	3,694	6,775

Accumulated depreciation
January 1, 2022	—	(802)	(1)	(1,846)	(2,649)
Depreciation charge	—	(92)	—	(238)	(330)
Impairment charge	—	—	(2)	—	(2)
Disposals and derecognitions(1)	—	13	1	165	179
Currency translation effects	—	11	—	41	52
December 31, 2022	—	(870)	(2)	(1,878)	(2,750)
Net book value at December 31, 2022	35	1,221	953	1,816	4,025
(1)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
As of December 31, 2022, commitments for purchases of property, plant & equipment were $248 million.